Loans receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans receivable
Total loans receivable	$ 11,096	$ 9,688
Interest rate on loans receivable (in percent)	8.25%
Bridge Financing - Stornoway Diamonds
Loans receivable
Total loans receivable	$ 11,096	8,561
Working Capital Facility - Stornoway Diamonds
Loans receivable
Total loans receivable		$ 1,127